Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO, OC Kim	Compensation Actually Paid to PEO, OC Kim	Average Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Compensation Actually Paid to Non-PEO Named Executive Officers	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (1)	Net Income (Loss) Attributable to Parent Company
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2024	$800,000	$300,000	$320,000	$320,000	$39.59	$(3,964,016)
2023	$675,000	$300,000	$144,482	$144,482	$40.68	$(2,863,021)
2022	$866,000	$300,000	$235,472	$200,097	$34.60	$(3,762,848)

Summary Compensation Table Total for PEO, OC Kim	$ 800,000	$ 675,000	$ 866,000
Compensation Actually Paid to PEO, OC Kim	300,000	300,000	300,000
Average Summary Compensation Table Total for Non-PEO Named Executive Officers	320,000	144,482	235,472
Average Compensation Actually Paid to Non-PEO Named Executive Officers	$ 320,000	144,482	200,097
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

The Summary Compensation Table (“SCT”) totals reported for the PEO and the average of the other NEOs for each year were subject to the adjustments summarized in the two tables below as required by SEC Regulation S-K Item 402(v)(2)(iii) to calculate “compensation actually paid.” Equity values are calculated in accordance with FASB ASC Topic 718. Valuation assumptions used to calculate fair values at the times indicated in the two tables below did not materially differ from those disclosed at the time of grant except for the stock price, percentage of volatility, risk free rate and the term used to calculate the valuations. The following table shows the adjustments made to the SCT totals to calculate “compensation actually paid”:

	2024		2023		2022
	PEO, OC Kim	Average Non-PEO NEOs	PEO, OC Kim	Average Non-PEO NEOs	PEO, OC Kim	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$800,000	$320,000	$675,000	$144,482	$866,000	$235,472
Adjustments for Compensation Accrued	($500,000)		($375,000)
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table
Year-end fair value of unvested awards granted in the current year
Year-over-year difference of year-end fair values for unvested awards granted in prior years
Fair values at vest date for awards granted and vested in current year
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years					($566,000)	($35,375)
Total Adjustments for Equity Awards					($566,000)	($35,375)
Compensation Actually Paid (as calculated)	$300,000	$320,000	$300,000	$144,482	$300,000	$200,097

Value of Initial Fixed $100 Investment Based on Total Shareholder Return	$ 39.59	40.68	34.60
Net Income (Loss) Attributable to Parent Company	(3,964,016)	(2,863,021)	(3,762,848)
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(566,000)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(35,375)
Accrued Compensation [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	500,000	375,000
Adjustments for Compensation Accrued [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Adjustments for Compensation Accrued [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Adjustments for Equity Awards [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Adjustments for Equity Awards [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Adjustment for grant date values in the Summary Compensation Table [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Adjustment for grant date values in the Summary Compensation Table [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Year-end fair value of unvested awards granted in the current year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Year-end fair value of unvested awards granted in the current year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Year-over-year difference of year-end fair values for unvested awards granted in prior years [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Year-over-year difference of year-end fair values for unvested awards granted in prior years [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Fair values at vest date for awards granted and vested in current year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Fair values at vest date for awards granted and vested in current year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Fair Value Difference [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			566,000
Fair Value Difference [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 35,375
Total Adjustments for Equity Awards [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Total Adjustments for Equity Awards [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]	Represents the total shareholder return (“TSR”) of a $100 investment in the Company’s shares as of June 30, 2021, valued again on each of June 30, 2022, 2023 and 2024.